Taxation - Income Tax Rates (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2008	Dec. 31, 2022 HKD ($) company	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Taxation
Statutory tax rate (as a percent)		25.00%	25.00%	25.00%
Retained earnings			¥ (4,313,637)								¥ (4,557,675)	$ (660,801)
HNTE
Taxation
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Taxation
Statutory tax rate (as a percent)		16.50%
Amount of assessable profits under lowered tax rate | $		$ 2,000
Percentage of lowered income tax rate (as a percent)		8.25%
Number of companies from each group benefit from the progressive rates | company		1
PRC
Taxation
Statutory tax rate (as a percent)		25.00%
Withholding Tax Rate	10.00%
Retained earnings | ¥			¥ 0								¥ 0
PRC | HNTE
Taxation
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%